Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents		$ 8,644,357	$ 12,102,763
Accounts receivable		1,738,052	991,467
Inventories		830,597	738,773
Long term loan to a third-party, current			2,000,000
Prepaid expenses and other current assets		972,787	2,595,417
TOTAL CURRENT ASSETS		12,185,793	18,428,420
NON-CURRENT ASSETS:
Operating lease right-of-use assets		8,297,961	11,021,615
Property and equipment, net		7,063,992	4,444,473
Intangible assets, net		226,250	262,500
Long term security deposits		776,419	944,170
Long term debt investments		53,138,801	6,359,014
Long term prepaid expenses		296,575	315,642
TOTAL NON-CURRENT ASSETS		69,799,998	23,347,414
TOTAL ASSETS		81,985,791	41,775,834
CURRENT LIABILITIES:
Short-term bank loans		428,844	1,507,159
Current portion of long-term bank loans		371,665
Accounts payable		3,779,261	2,127,740
Taxes payable		249,300	48,712
Deferred revenue		7,670,555	6,697,964
Operating lease liabilities, current		1,777,697	2,325,390
Other current liabilities		823,821	662,963
TOTAL CURRENT LIABILITIES		15,107,896	14,142,417
NON-CURRENT LIABILITIES
Operating lease liabilities, non-current		6,021,153	9,207,971
Long-term bank loans		4,645,810
TOTAL NON-CURRENT LIABILITIES		10,666,963	9,207,971
TOTAL LIABILITIES		25,774,859	23,350,388
COMMITMENTS AND CONTINGENCIES (Note 15)
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]
Additional paid-in capital		54,658,128	17,751,857
Statutory reserve		740,816	661,924
Retained earnings		499,986	391,338
Accumulated other comprehensive income (loss)		308,105	(379,707)
TOTAL SHAREHOLDERS’ EQUITY		56,210,932	18,425,446
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		81,985,791	41,775,834
Class A Ordinary Share
SHAREHOLDERS’ EQUITY
Ordinary shares, value		3,890	27
Class B Ordinary Share
SHAREHOLDERS’ EQUITY
Ordinary shares, value		7	7
Related Party
CURRENT LIABILITIES:
Due to a related party		$ 6,753	$ 772,489

[1]	Retrospectively restated for effect of the reverse split on August 18, 2025 and the Share Capital Reduction and Reorganization on March 13, 2026 (see Note 14)